Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	27 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Convertible Preferred Stock Authorized	143,653,546		143,653,546
Convertible Preferred Stock Issued	143,653,545		143,653,545
Convertible Preferred Stock Outstanding	143,653,545		143,653,545
Proceeds Received	$ 185,556
Liquidation Preference	$ 185,556		$ 185,556
Common Stock Issuable Upon Conversion	13,559,600		13,559,600
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock Authorized	85,495,722	0	85,495,722
Convertible Preferred Stock Issued	85,495,722	0	85,495,722
Convertible Preferred Stock Outstanding	85,495,722	0	85,495,722
Proceeds Received	$ 85,496
Liquidation Preference	$ 85,496		$ 85,496
Common Stock Issuable Upon Conversion	8,070,027		8,070,027
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock Authorized	58,157,824	0	58,157,824
Convertible Preferred Stock Issued	58,157,823	0	58,157,823
Convertible Preferred Stock Outstanding	58,157,823	0	58,157,823
Proceeds Received	$ 100,060
Liquidation Preference	$ 100,060		$ 100,060
Common Stock Issuable Upon Conversion	5,489,573		5,489,573